Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 266	$ 173,673	$ (22,833)	$ (54,086)	$ 96,300
Balance, shares at Dec. 31, 2017	65,493,842
Other comprehensive income			(3,995)		(3,995)
Net loss				(32,601)	(32,601)
Share-based compensation		363			363
Ending balance, value at Dec. 31, 2018	$ 266	174,036	(26,828)	(87,407)	$ 60,067
Balance, shares at Dec. 31, 2018	65,493,842
Options exercised, shares
Other comprehensive income			1,113		$ 1,113
Net loss				(30,333)	(30,333)
Share-based compensation		340			340
Ending balance, value at Dec. 31, 2019	$ 266	174,376	(25,715)	(117,740)	31,187
Balance, shares at Dec. 31, 2019	65,493,842
Issuance of common stock, net	$ 139	22,990			23,129
Issuance of common stock, net, shares	44,000,000
Issuance of warrants		3,270			3,270
Currency translation adjustment			(2,081)		(2,081)
Net loss				(14,765)	(14,765)
Share-based compensation		139			139
Ending balance, value at Jun. 30, 2020	$ 405	200,775	(27,796)	(132,505)	40,879
Balance, shares at Jun. 30, 2020	109,493,842
Beginning balance, value at Dec. 31, 2019	$ 266	174,376	(25,715)	(117,740)	31,187
Balance, shares at Dec. 31, 2019	65,493,842
Issuance of common stock, net	$ 213	32,801			33,014
Issuance of common stock, net, shares	65,898,400,000
Issuance of warrants		3,270			3,270
Warrants exercised		98			$ 98
Warrants exercised, shares	75,693,000
Options exercised, shares
Other comprehensive income			1,566		$ 1,566
Net loss				(30,495)	(30,495)
Share-based compensation		331			331
Ending balance, value at Dec. 31, 2020	$ 479	210,876	(24,149)	(148,235)	38,971
Balance, shares at Dec. 31, 2020	131,467,935
Common stock issued in recapitalization transaction	$ 106	(106)
Common stock issued in recapitalization transaction, shares	31,048,192
Issuance of common stock, net	$ 61	24,739			24,800
Issuance of common stock, net, shares	17,685,012
Warrants exercised		44			44
Warrants exercised, shares	31,859
Options exercised
Options exercised, shares	67,969
Currency translation adjustment			650		650
Net loss				(19,129)	(19,129)
Share-based compensation		85			85
Ending balance, value at Jun. 30, 2021	$ 646	$ 235,638	$ (23,499)	$ (167,364)	$ 45,421
Balance, shares at Jun. 30, 2021	180,300,967